Term Loan Agreement (Tables)	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Term Loan Agreement (Tables) [Line Items]
Schedule of future principal payments under the term loan agreement
Amount
(in thousands)
2022	$2,000
2023	1,422
Total	$3,422